Offerings - Offering: 1	Aug. 05, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	11.44
Maximum Aggregate Offering Price	$ 68,640,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 10,131.26
Offering Note	Consists of 6,000,000 shares of the Registrant's common stock registered for resale by the selling stockholders named in this registration statement. Estimated solely for the purposes of calculating the registration fee. Pursuant to Rule 457(c) under the Securities Act, the registration fee has been calculated based upon the average of the high and low prices, as reported by the Nasdaq Global Select Market, for shares of the Registrant's common stock on August 2, 2024.